Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 41,952,056	$ 1,402,610	$ 17,485,561
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	46,467,663	1,553,583	32,942,747
Financial liabilities	$ 169,709,237	$ 5,673,997	$ 172,737,393